UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

November 30, 2018

LTB-QTLY-0119
1.813046.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	$5,088,000	$5,014,048
2.8% 2/17/21	4,000,000	3,928,168
5.875% 10/1/19	5,034,000	5,143,132
BellSouth Corp. 4.333% 4/26/19 (a)(b)	5,000,000	5,026,400
CenturyLink, Inc. 6.15% 9/15/19	592,000	598,660
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,291,743
2.625% 2/21/20	993,000	985,646
2.946% 3/15/22	3,961,000	3,880,800
3% 11/1/21	4,318,000	4,257,152
		35,125,749
Entertainment - 0.2%
Time Warner, Inc. 4.75% 3/29/21	3,683,000	3,770,904
Media - 3.1%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,266,541
CBS Corp. 2.3% 8/15/19	3,663,000	3,639,079
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,000,000	4,981,513
4.464% 7/23/22	16,000,000	16,025,568
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,336,796
3.45% 10/1/21	5,500,000	5,506,206
3.7% 4/15/24	4,500,000	4,485,962
3.95% 10/15/25	2,610,000	2,600,900
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,650,174
Time Warner Cable, Inc. 8.25% 4/1/19	500,000	507,745
		72,000,484

TOTAL COMMUNICATION SERVICES		110,897,137

CONSUMER DISCRETIONARY - 5.7%
Automobiles - 4.1%
American Honda Finance Corp.:
1.7% 9/9/21	3,613,000	3,451,863
2% 2/14/20	5,000,000	4,930,902
2.65% 2/12/21	5,000,000	4,928,615
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,900,701
2.7% 4/6/22 (a)	5,799,000	5,569,318
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	3,020,000	2,974,316
2.3% 1/6/20 (a)	5,000,000	4,935,377
2.3% 2/12/21 (a)	5,500,000	5,334,165
2.45% 5/18/20 (a)	6,415,000	6,314,390
2.85% 1/6/22 (a)	3,175,000	3,079,153
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,962,652
2.65% 4/13/20	7,684,000	7,585,190
3.15% 1/15/20	5,000,000	4,965,919
3.2% 7/13/20	5,000,000	4,946,217
3.25% 1/5/23	5,000,000	4,704,573
3.55% 4/9/21	3,143,000	3,086,803
4.15% 6/19/23	5,231,000	5,082,544
4.2% 3/1/21	3,000,000	2,985,880
Volkswagen Group of America Finance LLC:
2.4% 5/22/20 (a)	4,458,000	4,378,509
4% 11/12/21 (a)	5,000,000	4,986,330
		96,103,417
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,179,014
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,924,734
2.625% 1/15/22	3,229,000	3,141,252
2.75% 12/9/20	5,345,000	5,279,920
		13,345,906
Household Durables - 0.5%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,642,199
4% 2/15/20	3,000,000	3,003,300
Lennar Corp. 2.95% 11/29/20	5,800,000	5,647,750
		12,293,249
Media - 0.1%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,980,163
Specialty Retail - 0.2%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,142,306

TOTAL CONSUMER DISCRETIONARY		132,044,055

CONSUMER STAPLES - 3.7%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (c)	6,295,000	6,168,403
3.3% 2/1/23	9,190,000	8,898,123
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.2093% 11/15/21 (b)(d)	5,630,000	5,591,765
		20,658,291
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,889,265
Kroger Co. 3.3% 1/15/21	5,000,000	4,953,135
		14,842,400
Food Products - 0.7%
Conagra Brands, Inc. 3.8% 10/22/21	4,550,000	4,540,426
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,981,215
3.2% 4/16/21	944,000	935,034
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,938,830
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,962,337
		16,357,842
Tobacco - 1.5%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,952,731
Bat Capital Corp. 2.764% 8/15/22	10,000,000	9,471,597
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,014,066
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	3,000,000	2,946,940
Philip Morris International, Inc. 1.875% 2/25/21	6,954,000	6,708,420
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,151,829
4% 6/12/22	1,077,000	1,066,464
		34,312,047

TOTAL CONSUMER STAPLES		86,170,580

ENERGY - 6.9%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	794,066
Schlumberger Holdings Corp. 3% 12/21/20 (a)	5,000,000	4,932,689
		5,726,755
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	570,563
BP Capital Markets PLC 2.315% 2/13/20	4,411,000	4,365,037
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	7,849,796
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	8,667,070
5.7% 10/15/19	114,231	116,064
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,432,342
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,805,380
DCP Midstream Operating LP 2.7% 4/1/19	821,000	816,895
Devon Energy Corp. 3.25% 5/15/22	10,480,000	10,120,812
Encana Corp.:
3.9% 11/15/21	4,500,000	4,478,295
6.5% 5/15/19	5,000,000	5,071,906
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,724,825
4.2% 9/15/23	1,441,000	1,411,986
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	779,070
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,637,118
2.8% 2/15/21	2,038,000	2,000,108
2.85% 4/15/21	1,590,000	1,560,966
EQT Corp. 2.5% 10/1/20	2,497,000	2,426,676
Exxon Mobil Corp. 2.726% 3/1/23	2,954,000	2,872,691
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,733,897
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,253,791
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,627,077
MPLX LP:
3.375% 3/15/23	6,618,000	6,351,992
4.5% 7/15/23	856,000	859,553
Petrobras Global Finance BV 6.125% 1/17/22	2,375,000	2,436,085
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,210,793
5.375% 3/13/22	6,440,000	6,298,062
6.375% 2/4/21	2,000,000	2,018,020
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,790,823
3.65% 6/1/22	4,768,000	4,631,684
5.75% 1/15/20	962,000	981,754
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	4,985,529
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,545,199
2.5% 8/1/22	5,142,000	4,899,541
Western Gas Partners LP 5.375% 6/1/21	7,371,000	7,560,665
Williams Partners LP 3.6% 3/15/22	12,000,000	11,781,919
		154,673,984

TOTAL ENERGY		160,400,739

FINANCIALS - 31.1%
Banks - 14.9%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,000,000	4,959,930
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	2,575,000	2,577,601
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,017,986
2.369% 7/21/21 (b)	5,000,000	4,896,775
2.625% 10/19/20	12,000,000	11,813,520
2.625% 4/19/21	13,000,000	12,730,412
3.004% 12/20/23 (b)	6,462,000	6,196,087
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,966,014
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,000,000	2,957,577
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,352,795
Barclays PLC:
2.75% 11/8/19	5,331,000	5,276,507
2.875% 6/8/20	3,000,000	2,940,525
3.2% 8/10/21	5,045,000	4,892,348
3.25% 1/12/21	2,046,000	1,996,397
BNP Paribas 2.375% 5/21/20	3,000,000	2,960,069
BPCE SA:
2.5% 7/15/19	2,000,000	1,990,720
4% 9/12/23 (a)	5,000,000	4,900,310
Capital One NA:
2.35% 1/31/20	1,000,000	987,736
2.4% 9/5/19	2,000,000	1,986,931
CIT Group, Inc. 4.75% 2/16/24	5,000,000	4,853,000
Citigroup, Inc.:
2.35% 8/2/21	10,000,000	9,644,745
2.4% 2/18/20	4,000,000	3,954,233
2.45% 1/10/20	3,000,000	2,967,697
2.65% 10/26/20	3,000,000	2,948,484
2.7% 3/30/21	5,000,000	4,891,199
2.7% 10/27/22	5,000,000	4,774,843
2.75% 4/25/22	4,010,000	3,856,778
4.4% 6/10/25	2,604,000	2,559,250
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,478,270
2.55% 5/13/21	6,501,000	6,321,300
2.65% 5/26/22	3,000,000	2,886,246
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	402,198
Compass Bank 3.5% 6/11/21	3,000,000	2,959,338
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,896,648
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	5,949,718
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,468,366
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	5,734,239
Discover Bank 3.35% 2/6/23	4,557,000	4,382,034
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,170,980
First Horizon National Corp. 3.5% 12/15/20	3,000,000	2,984,384
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.000% 3.95% 5/18/24 (b)(d)	3,000,000	2,958,197
2.95% 5/25/21	626,000	611,475
3.262% 3/13/23 (b)	3,374,000	3,281,440
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,975,864
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,775,574
3.15% 3/14/21	3,000,000	2,964,387
7% 12/15/20	180,000	191,759
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,418,735
ING Groep NV 3.15% 3/29/22	5,250,000	5,104,814
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,189,637
JPMorgan Chase & Co.:
2.25% 1/23/20	8,000,000	7,902,716
2.55% 10/29/20	7,500,000	7,366,623
2.75% 6/23/20	7,000,000	6,941,747
3.514% 6/18/22 (b)	8,000,000	7,969,614
3.559% 4/23/24 (b)	10,000,000	9,805,514
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,809,652
2.95% 3/1/21	2,300,000	2,269,734
2.998% 2/22/22	2,619,000	2,569,558
Mizuho Bank Ltd. 2.65% 9/25/19 (a)	2,000,000	1,992,073
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,886,614
2.632% 4/12/21 (a)	5,180,000	5,058,794
2.953% 2/28/22	6,000,000	5,841,781
Regions Bank 2.75% 4/1/21	5,000,000	4,889,965
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	4,818,872
3.2% 2/8/21	4,000,000	3,944,080
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	6,629,754
4.519% 6/25/24 (b)	5,962,000	5,806,104
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,211,290
4.45% 12/3/21	4,500,000	4,508,265
Sumitomo Mitsui Banking Corp.:
2.45% 1/16/20	3,000,000	2,969,695
2.65% 7/23/20	3,000,000	2,962,690
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,418,297
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,787,060
Synchrony Bank 3% 6/15/22	2,328,000	2,176,351
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,708,715
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	3,891,666
Wells Fargo & Co. 2.6% 7/22/20	8,000,000	7,875,101
Westpac Banking Corp. 2.8% 1/11/22	5,000,000	4,879,077
		346,847,474
Capital Markets - 6.3%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,584,297
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,724,594
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,242,625
2.85% 5/10/19	5,968,000	5,932,187
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,066,015
3.3% 11/16/22	5,000,000	4,662,117
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,642,915
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,943,533
2.876% 10/31/22 (b)	12,097,000	11,671,769
2.905% 7/24/23 (b)	10,000,000	9,543,821
3.2% 2/23/23	5,500,000	5,320,948
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,615,096
Lazard Group LLC 4.25% 11/14/20	209,000	211,340
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,993,966
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,663,850
2.75% 12/15/21	647,000	628,596
3.25% 6/7/21	2,577,000	2,553,433
Morgan Stanley:
2.5% 4/21/21	6,200,000	6,029,789
2.625% 11/17/21	5,350,000	5,172,474
2.65% 1/27/20	11,000,000	10,908,785
3.737% 4/24/24 (b)	5,000,000	4,923,159
4.875% 11/1/22	7,000,000	7,150,044
5.5% 1/26/20	2,000,000	2,046,233
5.625% 9/23/19	112,000	114,018
7.3% 5/13/19	603,000	613,888
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,845,840
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,808,509
		145,613,841
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,659,414
3.5% 5/26/22	915,000	890,838
4.125% 7/3/23	1,826,000	1,789,671
Ally Financial, Inc. 4.25% 4/15/21	2,920,000	2,894,450
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,929,315
2.25% 5/5/21	4,000,000	3,877,384
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.1904% 7/30/21 (a)(b)(d)	4,379,000	4,379,694
3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(d)	4,740,000	4,741,126
Capital One Financial Corp. 3.2% 1/30/23	10,000,000	9,662,792
Discover Financial Services 5.2% 4/27/22	3,239,000	3,330,639
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,959,675
2.343% 11/2/20	5,500,000	5,276,752
2.425% 6/12/20	3,000,000	2,907,745
2.597% 11/4/19	7,000,000	6,916,540
2.681% 1/9/20	4,063,000	4,000,674
3.157% 8/4/20	3,000,000	2,933,405
3.336% 3/18/21	4,500,000	4,347,838
3.339% 3/28/22	2,246,000	2,116,312
4.14% 2/15/23	5,000,000	4,738,826
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,977,266
2.6% 3/19/20 (a)	2,000,000	1,969,894
Synchrony Financial:
2.7% 2/3/20	2,500,000	2,456,145
3% 8/15/19	5,516,000	5,476,982
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,379,322
		97,612,699
Diversified Financial Services - 1.3%
AIG Global Funding 3.35% 6/25/21 (a)	5,000,000	4,978,384
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	467,000	457,852
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,480,686
GE Capital International Funding Co. 2.342% 11/15/20	11,830,000	11,245,007
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,507,095
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,959,619
		29,628,643
Insurance - 4.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,150,060
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,501,108
American International Group, Inc.:
3.3% 3/1/21	4,987,000	4,928,935
4.2% 4/1/28	4,000,000	3,815,345
4.875% 6/1/22	1,484,000	1,522,555
Aon Corp. 5% 9/30/20	2,178,000	2,232,654
Aon PLC 2.8% 3/15/21	7,000,000	6,874,814
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,721,788
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,064,539
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,936,734
2.75% 1/30/22	4,993,000	4,851,730
3.3% 3/14/23	1,731,000	1,704,031
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,273,540
Metropolitan Life Global Funding I:
2% 4/14/20 (a)	3,000,000	2,948,018
2.65% 4/8/22 (a)	5,000,000	4,852,985
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,939,255
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,187,240
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,885,849
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,523,988
Unum Group 5.625% 9/15/20	4,065,000	4,197,066
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,902,684
		103,014,918

TOTAL FINANCIALS		722,717,575

HEALTH CARE - 7.1%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,864,423
Amgen, Inc. 2.125% 5/1/20	1,618,000	1,591,750
Celgene Corp. 2.875% 8/15/20	3,000,000	2,965,133
		10,421,306
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories:
2.8% 9/15/20	4,182,000	4,128,461
2.9% 11/30/21	6,630,000	6,476,992
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(d)	6,474,000	6,449,416
2.894% 6/6/22	3,544,000	3,415,816
Danaher Corp. 2.4% 9/15/20	619,000	610,263
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (b)(d)	3,916,000	3,903,038
		24,983,986
Health Care Providers & Services - 2.8%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,591,876
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,476,090
3.35% 3/9/21	11,911,000	11,799,267
3.7% 3/9/23	16,542,000	16,278,688
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	3,082,000	3,080,065
4.272% 8/28/23 (a)	552,000	548,040
Express Scripts Holding Co.:
2.6% 11/30/20	1,233,000	1,207,860
4.75% 11/15/21	2,190,000	2,245,317
Halfmoon Parent, Inc.:
3.4% 9/17/21 (a)	6,363,000	6,308,501
3.75% 7/15/23 (a)	2,076,000	2,048,112
Humana, Inc. 2.5% 12/15/20	3,630,000	3,548,260
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,923,602
2.7% 7/15/20	1,361,000	1,351,121
2.875% 12/15/21	2,000,000	1,977,842
3.35% 7/15/22	3,000,000	2,984,165
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,930,875
		64,299,681
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 3% 4/15/23	5,000,000	4,808,464
Pharmaceuticals - 2.6%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,364,567
3.45% 3/15/22	5,000,000	4,890,364
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	3,000,000	2,980,422
3.5% 6/25/21 (a)	7,000,000	6,929,042
Mylan NV:
2.5% 6/7/19	5,404,000	5,372,683
3.15% 6/15/21	2,306,000	2,251,492
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,885,875
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,337,395
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,923,081
2.4% 9/23/21	7,000,000	6,710,465
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,133,000	2,103,789
2.2% 7/21/21	10,726,000	9,959,222
Zoetis, Inc. 3.45% 11/13/20	493,000	493,005
		61,201,402

TOTAL HEALTH CARE		165,714,839

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,520,256
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,321,587
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,131,375
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,389,033
		11,362,251
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,455,660
3.4% 4/19/21	3,790,000	3,745,561
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,315
		9,206,536
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	106,000	105,137
2.35% 6/15/21	1,547,000	1,496,810
		1,601,947
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,775,688
3% 12/15/20	5,100,000	5,047,018
3.65% 9/15/23	3,078,000	3,032,950
		11,855,656
Machinery - 0.3%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,033
Westinghouse Air Brake Co. 4.15% 3/15/24	5,900,000	5,695,999
		5,956,032
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,028,645
2.625% 7/1/22	5,000,000	4,774,070
3.375% 6/1/21	8,097,000	7,955,073
3.75% 2/1/22	1,228,000	1,218,131
4.75% 3/1/20	605,000	613,541
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,586,172
		22,175,632

TOTAL INDUSTRIALS		62,158,054

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 1.2%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,915,728
3.2% 4/1/24	896,000	856,258
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,190,981
4.42% 6/15/21 (a)	9,200,000	9,209,965
5.45% 6/15/23 (a)	5,591,000	5,716,184
Tyco Electronics Group SA 2.35% 8/1/19	3,000,000	2,984,462
		27,873,578
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,000,000	4,972,329
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,729,115
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,811,357
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp. 2.75% 3/15/19	2,585,000	2,580,149

TOTAL INFORMATION TECHNOLOGY		43,966,528

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,033,092
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,786,812
		9,819,904
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	193,710
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,264,762
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,830,283
DDR Corp.:
4.25% 2/1/26	1,865,000	1,799,629
4.625% 7/15/22	7,779,000	7,932,470
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,632,290
3.375% 6/1/25	3,000,000	2,909,344
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,904,646
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,007,686
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,007,862
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,156,171
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	5,799,852
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,007,660
2.75% 6/1/23	4,610,000	4,427,991
Ventas Realty LP 3.125% 6/15/23	591,000	570,807
Welltower, Inc. 3.95% 9/1/23	1,993,000	1,980,399
		49,425,562
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,290,130
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,939,074
3.4% 10/1/20	5,590,000	5,569,464
3.625% 10/1/22	1,040,000	1,028,263
3.95% 7/1/22	2,280,000	2,284,674
Liberty Property LP 4.75% 10/1/20	1,045,000	1,064,508
Mack-Cali Realty LP 4.5% 4/18/22	185,000	176,694
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,056,468
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,069,761
		21,479,036

TOTAL REAL ESTATE		70,904,598

UTILITIES - 5.4%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,408,450
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,287,849
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	50,139
Edison International 2.95% 3/15/23	730,000	691,207
Eversource Energy:
2.5% 3/15/21	4,386,000	4,289,980
2.75% 3/15/22	3,489,000	3,389,629
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,439,189
3.497% 6/1/22 (b)	10,287,000	9,977,279
FirstEnergy Corp. 4.25% 3/15/23	600,000	603,088
FirstEnergy Solutions Corp. 6.05% 8/15/21 (e)	80,000	57,200
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,560,696
3.7% 9/1/24	1,115,000	1,064,586
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,344,079
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,016,789
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(d)	1,564,000	1,564,109
Southern Co. 2.35% 7/1/21	5,250,000	5,056,745
TECO Finance, Inc. 5.15% 3/15/20	252,000	257,018
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,651,700
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,027,252
		55,736,984
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	530,827
Southern Power Co. 2.375% 6/1/20	1,087,000	1,068,229
		1,599,056
Multi-Utilities - 2.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,307,844
2.8% 1/15/23	5,944,000	5,763,261
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,162,266
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,328,709
2% 5/15/21	1,538,000	1,485,686
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(d)	651,000	602,175
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (b)(d)	567,000	538,650
2% 8/15/21	1,458,000	1,388,508
2.5% 12/1/19	10,382,000	10,279,717
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,775,038
3.85% 2/15/23	700,000	700,002
NiSource, Inc. 3.65% 6/15/23 (a)	6,657,000	6,546,460
NSTAR 4.5% 11/15/19	2,500,000	2,526,575
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,689,895
2.65% 11/15/22	3,830,000	3,650,900
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,044,463
Sempra Energy:
1.625% 10/7/19	4,189,000	4,119,996
2.4% 3/15/20	1,890,000	1,857,127
2.85% 11/15/20	1,392,000	1,370,656
2.9% 2/1/23	1,017,000	971,076
WEC Energy Group, Inc. 3.375% 6/15/21	5,540,000	5,499,205
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(d)	454,000	389,305
2.45% 6/15/20	5,901,000	5,817,465
		68,814,979

TOTAL UTILITIES		126,151,019

TOTAL NONCONVERTIBLE BONDS
(Cost $1,729,960,118)		1,690,945,028

U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes:
1.75% 6/30/22	$57,813,000	$55,690,168
2.125% 7/31/24	17,248,000	16,566,165
2.25% 12/31/24	21,838,000	21,051,491
2.75% 6/30/25	11,406,000	11,294,613
3% 9/30/25	3,226,000	3,242,760
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $110,387,848)		107,845,197

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,274,599	2,290,724
4.5% 3/1/35	22,736	23,594
6.5% 7/1/32 to 8/1/36	267,783	296,450
7% 8/1/28 to 6/1/33	187,640	210,219
7.5% 6/1/26 to 2/1/28	50,818	56,333
8.5% 5/1/21 to 9/1/25	3,170	3,438
9.5% 2/1/25	24	24

TOTAL FANNIE MAE		2,880,782

Freddie Mac - 0.1%
3.5% 8/1/26	1,495,286	1,506,320
8.5% 12/1/26 to 8/1/27	19,225	21,550

TOTAL FREDDIE MAC		1,527,870

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	42,001	46,481
7.5% 2/15/28 to 10/15/28	2,943	3,322
8% 6/15/24	28	30
8.5% 10/15/21	11,690	12,264

TOTAL GINNIE MAE		62,097

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,615,864)		4,470,749

Asset-Backed Securities - 5.0%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,433,866
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,060,012
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	114,600	114,570
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,330,000	2,334,128
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.4399% 2/25/35 (b)(d)	248,594	249,120
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,211,531	3,173,798
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	769,684	767,706
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	102,445	102,405
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	4,378,284	4,371,922
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (b)(d)	9,741	9,852
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,874,753
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,487,422
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	1,974,043
DLL Securitization Trust Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,643,000	3,651,933
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	733,018	729,717
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	1,877,245	1,866,654
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	342,711	342,538
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	4,142,000	4,110,916
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,103,076
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,811,452
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,372,235
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,412,478
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (a)(b)(d)	39,190	38,515
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (a)(b)(d)	14,219	13,956
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (a)(b)(d)	23,468	22,268
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (a)(b)(d)	8,902	8,349
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,160,000	3,144,654
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,057,450
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (b)(d)	392,000	314,992
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	4,991,247
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	2,646,234	2,645,961
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (b)(d)	125,920	125,659
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,422,380
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (b)(d)	126,217	126,185
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.41% 9/15/23 (a)	432,523	432,140
Series 2017-3A Class A, 2.36% 11/15/23 (a)	1,027,782	1,024,404
Series 2018-1A Class A, 3.11% 6/17/24 (a)	2,492,068	2,489,553
Series 2018-2A Class A, 3.35% 10/15/24 (a)	3,335,703	3,326,832
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	5,497,000	5,438,545
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	902,465	899,226
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (b)(d)	2,132	2,063
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,782,361	2,774,069
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (a)(b)(d)(f)	304,000	212,056
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,547,258
Series 2018-A Class B, 3.38% 4/20/23	4,900,000	4,906,354
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,598,000	4,586,939
TOTAL ASSET-BACKED SECURITIES
(Cost $116,386,531)		115,905,651

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.6%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6745% 5/27/35 (a)(b)	239,590	238,621
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,338,134
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (a)(d)	2,750,919	2,745,265
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(d)	2,857,000	2,846,609
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (b)(d)	17,613	17,329
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(d)	7,000,000	6,967,394
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(d)	1,596	1,561

TOTAL PRIVATE SPONSOR		14,154,913

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,400,440	4,242,669
Series 2015-28 Class JE, 3% 5/25/45	3,130,859	3,082,712
Series 2018-3 Class LP, 3% 2/25/47	16,197,017	15,873,363
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	122,205	126,276
Series 4472 Class WL, 3% 5/15/45	1,430,233	1,409,207
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	4,087,965	4,061,307

TOTAL U.S. GOVERNMENT AGENCY		28,795,534

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,943,049)		42,950,447

Commercial Mortgage Securities - 9.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (b)(h)	3,124	20
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,762,376	5,757,759
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,650,464
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (a)(b)(d)	6,095,000	6,100,983
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,777,392
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.0965% 7/15/32 (a)(b)(d)	3,948,000	3,938,134
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,861,983
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,331,786
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,327,094	1,317,527
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,382,173
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,284,076	1,253,136
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,830,757	5,802,177
Series 2013-CR7:
Class A4, 3.213% 3/10/46	4,112,588	4,060,588
Class AM, 3.314% 3/10/46 (a)	849,000	831,345
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	1,987,634
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,571,666
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,155,429
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,817,859	1,789,305
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	949,017
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,345,489
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,054,700
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	8,988,741
Class A3, 3.482% 1/10/45	2,955,837	2,961,695
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,392,000	3,443,174
Class A4, 3.377% 5/10/45	2,340,144	2,334,748
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,618,026
Series 2013-GC10:
Class A4, 2.681% 2/10/46	957,376	928,886
Class A5, 2.943% 2/10/46	5,531,000	5,410,818
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	703,903
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	820,760
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,330,158
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,158,279
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	2,924,000	3,044,853
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,202,000	3,141,878
Series 2013-GC13 Class A/S, 4.2179% 7/10/46 (a)(b)	7,500,000	7,678,727
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,484,789
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,962,636
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,824,889
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	881,876	887,822
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	2,981,682
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,954,358	1,951,495
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,120,835
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,809,870	2,740,975
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,757,637
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,786,036
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,460,321	4,362,216
Series 2013-C11 Class A4, 4.3025% 8/15/46 (b)	1,443,000	1,480,420
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,646,175
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,151,936
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,490,143	5,626,447
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,797,163
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,084,196	2,026,562
Class B, 4.181% 11/15/34 (a)	876,350	859,385
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(d)	3,455,260	3,446,521
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,841,605
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(d)	3,595,359	3,638,914
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,698,506
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	2,997,156
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.6565% 6/15/29 (a)(b)(d)	2,645,000	2,648,108
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,618,615	4,524,712
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,023,051
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,103,423
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,093,119	4,205,225
Series 2012-C9 Class A3, 2.87% 11/15/45	3,526,047	3,451,186
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,836,389
Series 2013-C12 Class ASB, 2.838% 3/15/48	478,504	473,995
Series 2013-C14 Class A5, 3.337% 6/15/46	5,359,000	5,310,271
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,067,882	1,078,311
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,507,298
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,120,534	1,105,525
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,443,467
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $231,239,325)		224,266,116

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,676,079
Series 2011, 5.877% 3/1/19	4,715,000	4,746,469
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,285,152
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	5,952,319
TOTAL MUNICIPAL SECURITIES
(Cost $14,873,221)		14,660,019

Bank Notes - 2.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,966,695
Citibank NA 2.1% 6/12/20	5,000,000	4,900,776
Citizens Bank NA 2.25% 10/30/20	5,000,000	4,866,016
Compass Bank 2.875% 6/29/22	2,943,000	2,817,952
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,963,289
3.1% 6/4/20	3,590,000	3,555,173
Fifth Third Bank 2.875% 10/1/21	2,000,000	1,963,795
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	4,972,019
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,298,000	2,292,749
KeyBank NA 2.5% 12/15/19	3,783,000	3,754,879
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,958,845
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,833,150
2.45% 11/5/20	5,000,000	4,905,590
SunTrust Bank 3.502% 8/2/22 (b)	3,790,000	3,755,782
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	4,970,941
TOTAL BANK NOTES
(Cost $56,456,397)		55,477,651

Commercial Paper - 0.4%
Catholic Health Initiatives:
3% 12/21/18	5,000,000	4,993,234
3.05% 2/4/19	5,000,000	4,977,377
TOTAL COMMERCIAL PAPER
(Cost $9,964,132)		9,970,611
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (i)
(Cost $20,043,466)	193,674	18,710,822

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.27% (j)
(Cost $37,163,652)	37,156,158	37,163,590
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,375,033,603)		2,322,365,881
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,913,406
NET ASSETS - 100%		$2,326,279,287

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $476,853,002 or 20.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,007
Fidelity Specialized High Income Central Fund	359,352
Total	$435,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,968,059	$359,353	$--	$--	$(616,590)	$18,710,822	2.6%
Total	$18,968,059	$359,353	$--	$--	$(616,590)	$18,710,822

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,690,945,028	$--	$1,690,945,028	$--
U.S. Government and Government Agency Obligations	107,845,197	--	107,845,197	--
U.S. Government Agency - Mortgage Securities	4,470,749	--	4,470,749	--
Asset-Backed Securities	115,905,651	--	115,693,595	212,056
Collateralized Mortgage Obligations	42,950,447	--	42,950,447	--
Commercial Mortgage Securities	224,266,116	--	224,266,116	--
Municipal Securities	14,660,019	--	14,660,019	--
Bank Notes	55,477,651	--	55,477,651	--
Commercial Paper	9,970,611	--	9,970,611	--
Fixed-Income Funds	18,710,822	18,710,822	--	--
Money Market Funds	37,163,590	37,163,590	--	--
Total Investments in Securities:	$2,322,365,881	$55,874,412	$2,266,279,413	$212,056

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

November 30, 2018

AMOR-QTLY-0119
1.813053.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 48.4%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (a)(b)	56	58
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (a)(b)	64	67
12 month U.S. LIBOR + 1.523% 3.44% 3/1/36 (a)(b)	25	26
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (a)(b)	16	16
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	131	137
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (a)(b)	26	27
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (a)(b)	56	58
12 month U.S. LIBOR + 1.690% 4.369% 8/1/35 (a)(b)	151	158
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (a)(b)	15	16
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (a)(b)	82	85
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (a)(b)	21	22
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	90	95
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (a)(b)	137	144
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (a)(b)	1,513	1,567
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (a)(b)	209	218
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (a)(b)	148	155
6 month U.S. LIBOR + 1.439% 3.96% 9/1/36 (a)(b)	35	36
U.S. TREASURY 1 YEAR INDEX + 2.158% 4.207% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	10	10
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (a)(b)	123	130
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	21	22
2.5% 12/1/33 (c)	1,600	1,543
2.5% 4/1/47	288	265
3% 8/1/27 to 1/1/47	66,470	63,798
3% 12/1/48 (c)	900	858
3% 12/1/48 (c)	27,250	25,985
3% 12/1/48 (c)	8,300	7,915
3% 12/1/48 (c)	8,300	7,915
3% 12/1/48 (c)	21,700	20,693
3% 12/1/48 (c)	4,200	4,005
3.5% 7/1/32 to 10/1/56	87,252	86,146
3.5% 12/1/48 (c)	4,850	4,757
4% 11/1/31 to 3/1/48	55,048	55,848
4% 12/1/48 (c)	33,650	33,850
4% 12/1/48 (c)	4,800	4,829
4.5% 5/1/25 to 8/1/56	17,132	17,763
4.5% 12/1/48 (c)	24,900	25,604
4.5% 12/1/48 (c)	6,300	6,478
4.5% 12/1/48 (c)	2,500	2,571
4.5% 12/1/48 (c)	5,500	5,656
4.5% 1/1/49 (c)	25,400	26,084
4.5% 1/1/49 (c)	13,800	14,171
5% 5/1/20 to 8/1/56	8,167	8,630
5.255% 8/1/41	521	558
5.5% 4/1/39 to 9/1/39	1,472	1,593
6% 7/1/39	768	833
6.5% to 6.502% 2/1/20 to 8/1/39	4,923	5,414
7% 9/1/21 to 5/1/30	488	539
7.5% 8/1/22 to 9/1/32	395	446
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	26	28
9% 10/1/30	104	122
9.5% 10/1/21 to 8/1/22	0	0
		437,971
Freddie Mac - 23.5%
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (a)(b)	109	113
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	32	33
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (a)(b)	698	723
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (a)(b)	215	225
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	34	35
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (a)(b)	129	134
12 month U.S. LIBOR + 1.961% 4.542% 6/1/33 (a)(b)	280	293
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	50	53
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	123	131
12 month U.S. LIBOR + 2.280% 5.03% 10/1/36 (a)(b)	2	2
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (a)(b)	32	33
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(b)	46	48
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (a)(b)	12	12
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (a)(b)	242	253
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(b)	38	39
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (a)(b)	17	18
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	45,460	43,536
3.5% 3/1/32 to 1/1/48 (d)(e)	73,357	72,624
3.5% 8/1/47	92	91
4% 1/1/36 to 4/1/48	58,018	58,794
4% 4/1/48	289	291
4% 12/1/48 (c)	9,000	9,054
4.5% 7/1/25 to 11/1/47	14,360	14,923
5% 7/1/33 to 7/1/41	2,397	2,534
5.5% 3/1/20 to 10/1/39	4,169	4,483
6% 2/1/19 to 6/1/39	996	1,092
6.5% 4/1/21 to 9/1/39	1,709	1,861
7% 6/1/21 to 9/1/36	674	749
7.5% 1/1/27 to 7/1/34	909	1,029
8% 1/1/37	5	6
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	0	0
		213,215
Ginnie Mae - 29.3%
3% 6/15/42 to 6/20/48	28,148	27,175
3.5% 11/20/41 to 7/20/47 (d)	60,503	60,032
4% 7/20/33 to 12/20/44	24,301	24,787
4.5% 8/15/33 to 6/15/41	17,645	18,428
5.5% 12/15/38 to 9/15/39	471	511
6.5% 10/15/34 to 7/15/36	122	136
7% 2/15/24 to 4/20/32	554	620
7.5% 12/15/21 to 12/15/29	141	156
8% 6/15/21 to 12/15/25	73	79
8.5% 11/15/27 to 10/15/28	63	71
3% 12/1/48 (c)	10,450	10,061
3% 12/1/48 (c)	10,450	10,061
3% 12/1/48 (c)	2,400	2,311
3% 12/1/48 (c)	5,200	5,006
3% 12/1/48 (c)	4,200	4,043
3.5% 12/1/48 (c)	17,300	17,105
3.5% 12/1/48 (c)	10,550	10,431
4% 12/1/48 (c)	18,500	18,730
4.5% 12/1/48 (c)	3,050	3,146
4.5% 12/1/48 (c)	3,050	3,146
4.5% 12/1/48 (c)	11,800	12,170
4.5% 12/1/48 (c)	13,000	13,407
4.5% 12/1/48 (c)	10,500	10,829
4.5% 12/1/48 (c)	9,500	9,798
5% 9/20/33 to 6/15/41	3,272	3,497
		265,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $934,738)		916,922

Asset-Backed Securities - 13.6%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.6593% 10/28/23 (a)(b)(f)	$3,010	$3,007
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	5,450	5,441
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.6749% 10/25/35 (a)(b)	2,241	2,241
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (a)(b)	2,755	2,777
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (f)	1,785	1,801
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.631% 10/25/37 (a)(b)(f)	3,356	3,393
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (f)	206	206
Series 2018-NP1 Class A, 2.99% 5/15/24 (f)	1,035	1,035
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (a)(b)	2,795	2,797
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (f)	38	38
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.2449% 8/25/35 (a)(b)	15	15
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (f)	612	611
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (f)	600	598
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (f)	3,299	3,298
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	7,634	7,509
Series 2018-1 Class A1, 2.95% 5/15/23	6,770	6,723
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (a)(b)	771	768
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (f)	9,901	9,853
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6065% 3/15/22 (a)(b)(f)	2,030	2,028
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	10
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.9644% 4/10/31 (a)(b)(f)	2,436	2,440
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (f)	6,737	6,725
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.6049% 8/25/36 (a)(b)	1,061	1,060
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (f)	2,418	2,410
Series 2018-1A Class A, 2.76% 2/25/28 (f)	3,091	3,090
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	4,005	3,997
Series 2018-3A Class A 3.5545% 11/25/28 (f)	9,312	9,312
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (a)(b)(f)	727	729
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(f)	4,627	4,625
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.2899% 7/25/25 (a)(b)	255	255
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (f)	1,439	1,437
Series 2018-2A Class A, 3.35% 10/15/24 (f)	1,325	1,321
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (f)	7,181	7,153
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (a)(b)(f)	2,248	2,256
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.7499% 10/27/25 (a)(b)	3,207	3,208
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (a)(b)	219	219
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (a)(b)	144	144
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.7449% 5/25/35 (a)(b)	393	393
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	1,150	1,147
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	5,824	5,817
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (f)	11,382	11,369
TOTAL ASSET-BACKED SECURITIES
(Cost $123,287)		123,256

Collateralized Mortgage Obligations - 11.4%
Private Sponsor - 2.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.4214% 6/27/36 (a)(b)(f)	2,443	2,378
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.7259% 3/27/36 (a)(f)	$536	$534
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	167	167
Series 2012-RR5 Class 8A5, 2.4796% 7/26/36 (a)(f)	372	366
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	2,767	2,710
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (a)(f)	268	270
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	968	960
Series 2012-2R Class 1A1, 4.6745% 5/27/35 (a)(f)	207	206
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.5614% 5/27/37 (a)(b)(f)	1,944	1,894
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.9814% 5/27/37 (a)(b)(f)	369	352
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (a)(f)	37	37
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	2,263	2,234
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (b)(f)	1,185	1,183
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(f)	1,227	1,223
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4856% 6/21/36 (a)(b)(f)	717	710
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.2116% 7/25/19 (a)	49	49
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (a)(b)	325	320
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(f)	3,146	3,131
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (a)(b)	1,946	1,930
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.4523% 9/25/33 (a)	319	317
Series 2005-AR10 Class 2A15, 4.3904% 6/25/35 (a)	2,175	2,180
Series 2005-AR2 Class 1A2, 3.9936% 3/25/35 (a)	101	101
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7951% 6/27/36 (a)(f)	177	176
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (f)	966	955
		24,383
U.S. Government Agency - 8.7%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (a)(g)(h)	172	35
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	298	319
Series 1999-32 Class PL, 6% 7/25/29	285	304
Series 1999-33 Class PK, 6% 7/25/29	202	215
Series 2001-52 Class YZ, 6.5% 10/25/31	25	27
Series 2005-39 Class TE, 5% 5/25/35	452	480
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (a)(h)	26	30
Series 2012-149:
Class DA, 1.75% 1/25/43	241	228
Class GA, 1.75% 6/25/42	244	230
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	302	324
Series 2001-31 Class ZC, 6.5% 7/25/31	137	150
Series 2002-16 Class ZD, 6.5% 4/25/32	47	52
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (a)(g)(h)	113	13
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	334	31
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (a)(g)(h)	110	19
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (a)(g)(h)	65	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (a)(h)	13	15
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (a)(g)(h)	46	8
Series 2005-79 Class ZC, 5.9% 9/25/35	283	311
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (a)(h)	229	401
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (a)(h)	70	107
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (a)(g)(h)	353	49
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	14	0
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	15	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (a)(g)(h)	331	41
Class ZA, 4.5% 12/25/40	148	153
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	357	34
Series 2010-150 Class ZC, 4.75% 1/25/41	1,103	1,166
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1	0
Series 2010-95 Class ZC, 5% 9/25/40	2,269	2,422
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	60	2
Series 2011-4 Class PZ, 5% 2/25/41	485	532
Series 2011-67 Class AI, 4% 7/25/26 (g)	106	9
Series 2011-83 Class DI, 6% 9/25/26 (g)	99	7
Series 2012-100 Class WI, 3% 9/25/27 (g)	995	89
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (a)(g)(h)	361	37
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (a)(g)(h)	430	56
Series 2013-133 Class IB, 3% 4/25/32 (g)	696	63
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (a)(g)(h)	324	48
Series 2013-51 Class GI, 3% 10/25/32 (g)	247	23
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (a)(g)(h)	361	53
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,452	325
Series 2015-70 Class JC, 3% 10/25/45	1,805	1,778
Series 2017-30 Class AI, 5.5% 5/25/47	774	166
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	96	22
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	64	12
Class 13, 6% 3/25/34 (g)	85	17
Series 359 Class 19, 6% 7/25/35 (a)(g)	53	11
Series 384 Class 6, 5% 7/25/37 (g)	190	36
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	337	360
Series 2104 Class PG, 6% 12/15/28	96	103
Series 2121 Class MG, 6% 2/15/29	136	146
Series 2154 Class PT, 6% 5/15/29	244	262
Series 2162 Class PH, 6% 6/15/29	35	37
Series 2520 Class BE, 6% 11/15/32	175	190
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2935% 3/15/23 (a)(g)(h)	10	0
Series 2693 Class MD, 5.5% 10/15/33	3,020	3,250
Series 2802 Class OB, 6% 5/15/34	648	688
Series 3002 Class NE, 5% 7/15/35	277	290
Series 3189 Class PD, 6% 7/15/36	251	277
Series 3415 Class PC, 5% 12/15/37	77	81
Series 3786 Class HI, 4% 3/15/38 (g)	328	23
Series 3806 Class UP, 4.5% 2/15/41	770	793
Series 3832 Class PE, 5% 3/15/41	888	943
Series 4135 Class AB, 1.75% 6/15/42	181	172
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	47	50
Series 2135 Class JE, 6% 3/15/29	159	170
Series 2274 Class ZM, 6.5% 1/15/31	84	92
Series 2281 Class ZB, 6% 3/15/30	66	70
Series 2357 Class ZB, 6.5% 9/15/31	171	189
Series 2502 Class ZC, 6% 9/15/32	171	185
Series 3871 Class KB, 5.5% 6/15/41	967	1,059
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (a)(g)(h)	94	15
Series 1658 Class GZ, 7% 1/15/24	164	173
Series 2013-4281 Class AI, 4% 12/15/28 (g)	748	57
Series 2017-4683 Class LM, 3% 5/15/47	1,500	1,475
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.8935% 11/15/31 (a)(g)(h)	627	80
Series 2587 Class IM, 6.5% 3/15/33 (g)	92	22
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.8078% 8/15/24 (a)(h)	4	5
Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (a)(h)	6	8
Series 2933 Class ZM, 5.75% 2/15/35	634	707
Series 2935 Class ZK, 5.5% 2/15/35	959	1,035
Series 2947 Class XZ, 6% 3/15/35	374	407
Series 2996 Class ZD, 5.5% 6/15/35	483	529
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (a)(g)(h)	127	20
Series 3237 Class C, 5.5% 11/15/36	708	766
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (a)(g)(h)	268	41
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (a)(g)(h)	358	59
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (a)(g)(h)	533	90
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (a)(g)(h)	230	33
Series 3949 Class MK, 4.5% 10/15/34	199	206
Series 3955 Class YI, 3% 11/15/21 (g)	369	11
Series 4055 Class BI, 3.5% 5/15/31 (g)	621	65
Series 4149 Class IO, 3% 1/15/33 (g)	109	13
Series 4314 Class AI, 5% 3/15/34 (g)	233	22
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,103	145
Series 4471 Class PA 4% 12/15/40	2,355	2,390
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	139	152
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,115	2,166
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,206	3,090
Series 2018-2 Class MA, 3.5% 11/25/57	823	813
Series 2018-3 Class MA, 3.5% 8/25/57	11,760	11,718
Series 2018-4 Class MA, 3.5% 11/25/57	3,857	3,779
Series 2018-3 Class M55D, 4% 8/25/57	512	518
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,576	1,562
Class A2, 3.5% 6/25/28	389	380
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (a)(g)(h)	133	22
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (a)(b)(i)	223	223
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (a)(b)(i)	284	283
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60 (a)(b)(i)	298	297
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (a)(b)(i)	116	116
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (a)(b)(i)	84	84
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (a)(h)	1,181	1,181
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	218	27
Series 2017-134 Class BA, 2.5% 11/20/46	238	227
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.6396% 4/16/32 (a)(g)(h)	656	101
Series 2002-42 Class ZA, 6% 6/20/32	216	234
Series 2004-24 Class ZM, 5% 4/20/34	433	457
Series 2010-160 Class DY, 4% 12/20/40	2,800	2,872
Series 2010-170 Class B, 4% 12/20/40	627	643
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 5.7896% 12/16/23 (a)(g)(h)	291	27
Class SP, 8.750% - 1 month U.S. LIBOR 6.4396% 9/16/26 (a)(g)(h)	152	13
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.2896% 12/16/25 (a)(g)(h)	390	35
Class SL, 7.600% - 1 month U.S. LIBOR 5.2896% 5/16/30 (a)(g)(h)	636	80
Class SV, 8.250% - 1 month U.S. LIBOR 5.9396% 12/16/28 (a)(g)(h)	47	4
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.8991% 11/20/31 (a)(g)(h)	325	55
Class ST, 7.700% - 1 month U.S. LIBOR 5.3896% 8/16/27 (a)(g)(h)	166	21
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (a)(g)(h)	232	32
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8896% 8/17/34 (a)(g)(h)	94	16
Series 2011-52 Class HI, 7% 4/16/41 (g)	966	214
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (a)(g)(h)	422	62
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (a)(h)	491	496
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (a)(h)	1,587	1,618
Series 2013-149 Class MA, 2.5% 5/20/40	3,383	3,274
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	5,683	5,646
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	2,526	2,510
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (a)(b)(i)	4,903	4,911
		78,223
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $104,189)		102,606

Commercial Mortgage Securities - 9.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (a)(g)	47	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	1,186	1,185
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0951% 9/10/58 (a)(g)	20,784	980
Series 2016-P6 Class XA, 0.9608% 12/10/49 (a)(g)	20,702	844
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	354	347
Series 2014-CR19 Class XA, 1.337% 8/10/47 (a)(g)	30,623	1,246
Series 2014-CR20 Class XA, 1.2769% 11/10/47 (a)(g)	5,593	253
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (a)(g)	22,460	643
Series 2014-UBS4 Class XA, 1.3351% 8/10/47 (a)(g)	25,636	1,129
Series 2014-UBS6 Class XA, 1.1096% 12/10/47 (a)(g)	13,236	530
Series 2015-DC1 Class XA, 1.273% 2/10/48 (a)(g)	33,943	1,531
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	9,097	8,585
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (a)(b)	2,498	2,498
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	2,776	2,689
Series K072 Class A2, 3.444% 12/25/27	648	639
Series K073 Class A2, 3.35% 1/25/28	4,349	4,265
Series K155:
Class A1, 3.75% 11/25/29	197	200
Class A2, 3.75% 11/25/32	2,776	2,785
Series K158 Class A2, 3.9% 12/25/30	2,100	2,118
Series 2018-K075 Class A2, 3.65% 2/25/28	6,542	6,545
Series K076 Class A2, 3.9% 6/25/51	2,128	2,169
Series K077 Class A2, 3.85% 5/25/28	5,239	5,318
Series K079 Class A2, 3.926% 6/25/28	4,244	4,331
Series K157 Class A2, 3.99% 5/25/33	3,470	3,559
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	3,609	3,665
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (a)(b)(f)	6,524	6,520
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.3965% 10/15/31 (a)(b)(f)	562	562
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	1,600	1,604
Series 2013-GC12 Class XA, 1.5739% 6/10/46 (a)(g)	6,567	332
Series 2014-GC20 Class XA, 1.2372% 4/10/47 (a)(g)	5,116	209
Series 2015-GC34 Class XA, 1.4957% 10/10/48 (a)(g)	10,450	691
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.2758% 4/15/47 (a)(g)	6,248	107
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	1,048	1,078
Class XAFX, 1.2948% 7/5/33 (a)(f)(g)	9,000	428
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2716% 10/15/48 (a)(g)	12,561	699
Morgan Stanley Capital I Trust floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 8/15/33 (a)(b)(f)	2,637	2,632
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(f)	805	783
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(f)	1,242	1,239
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2242% 12/15/50 (a)(g)	15,615	1,093
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(f)	1,417	1,434
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,700	1,643
Series 2015-C31 Class XA, 1.2224% 11/15/48 (a)(g)	10,869	614
Series 2017-C42 Class XA, 1.0439% 12/15/50 (a)(g)	18,203	1,177
Series 2018-C46 Class XA, 1.1162% 8/15/51 (a)(g)	12,013	756
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (a)(b)(f)	1,506	1,506
Series 2014-C24 Class XA, 1.019% 11/15/47 (a)(g)	8,136	299
Series 2014-C25 Class A5, 3.631% 11/15/47	5,020	4,989
Series 2014-LC14 Class XA, 1.4381% 3/15/47 (a)(g)	10,091	433
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $90,435)		88,882
	Shares	Value (000s)

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 2.27% (j)
(Cost $1,115)	1,114,441	1,115
TOTAL INVESTMENT IN SECURITIES - 136.1%
(Cost $1,253,764)		1,232,781
NET OTHER ASSETS (LIABILITIES) - (36.1)%		(326,974)
NET ASSETS - 100%		$905,807

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 12/1/48	$(1,400)	$(1,373)
4% 12/1/48	(4,800)	(4,829)
4% 12/1/48	(4,800)	(4,829)
4.5% 12/1/48	(25,400)	(26,118)
4.5% 12/1/48	(13,800)	(14,190)

TOTAL FANNIE MAE		(51,339)

Ginnie Mae
3.5% 12/1/48	(2,700)	(2,670)
4.5% 12/1/48	(8,800)	(9,075)
4.5% 12/1/48	(3,500)	(3,610)
4.5% 12/1/48	(5,450)	(5,621)
4.5% 12/1/48	(2,150)	(2,217)

TOTAL GINNIE MAE		(23,193)

TOTAL TBA SALE COMMITMENTS
(Proceeds $74,428)		$(74,532)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	$(138)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(194)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(582)

TOTAL PUT SWAPTIONS			(914)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	(142)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(154)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(483)

TOTAL CALL SWAPTIONS			(779)

TOTAL WRITTEN SWAPTIONS			$(1,693)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	112	March 2019	$13,379	$(95)	$(95)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	196	March 2019	41,353	(59)	(59)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	240	March 2019	27,111	(47)	(47)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	March 2019	3,218	(23)	(23)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	269	March 2019	34,029	(177)	(177)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	March 2019	1,219	(3)	(3)
TOTAL FUTURES CONTRACTS					$(404)

The notional amount of futures sold as a percentage of Net Assets is 13.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$4,000	$(14)	$0	$(14)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,060,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $166,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,906,000 or 14.0% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$35
Total	$35

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$916,922	$--	$916,922	$--
Asset-Backed Securities	123,256	--	123,256	--
Collateralized Mortgage Obligations	102,606	--	102,606	--
Commercial Mortgage Securities	88,882	--	88,882	--
Money Market Funds	1,115	1,115	--	--
Total Investments in Securities:	$1,232,781	$1,115	$1,231,666	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(404)	$(404)	$--	$--
Swaps	(14)	--	(14)	--
Written Swaptions	(1,693)	--	(1,693)	--
Total Liabilities	$(2,111)	$(404)	$(1,707)	$--
Total Derivative Instruments:	$(2,111)	$(404)	$(1,707)	$--
Other Financial Instruments:
TBA Sale Commitments	$(74,532)	$--	$(74,532)	$--
Total Other Financial Instruments:	$(74,532)	$--	$(74,532)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

November 30, 2018

IGS-QTLY-0119
1.9891239.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.4%
	Principal Amount	Value
Fannie Mae - 55.1%
3% 4/1/47	454,228	433,699
3% 12/1/48 (a)	100,000	95,359
3% 12/1/48 (a)	50,000	47,680
3% 12/1/48 (a)	60,000	57,216
3% 12/1/48 (a)	300,000	286,078
3.5% 12/1/33 (a)	200,000	200,578
3.5% 12/1/42 to 3/1/46	1,461,541	1,445,169
3.5% 1/1/49 (a)	75,000	73,518
3.5% 1/1/49 (a)	75,000	73,477
4% 2/1/46 to 4/1/48	1,022,092	1,033,862
4% 12/1/48 (a)	150,000	150,891
4.5% 12/1/48 (a)	900,000	925,453
4.5% 1/1/49 (a)	700,000	718,840
4.5% 1/1/49 (a)	200,000	205,383

TOTAL FANNIE MAE		5,747,203

Freddie Mac - 21.4%
3% 10/1/43 to 9/1/48	496,191	475,307
3.5% 8/1/42 to 3/1/48	214,046	210,998
4% 9/1/42 to 7/1/48 (b)	1,430,987	1,444,796
4.5% 10/1/39	97,763	101,635

TOTAL FREDDIE MAC		2,232,736

Ginnie Mae - 22.9%
3% 3/20/48	692,538	667,461
3.5% 12/1/48 (a)	550,000	543,813
3.5% 12/1/48 (a)	350,000	346,063
4.5% 12/1/48 (a)	50,000	51,566
4.5% 12/1/48 (a)	50,000	51,566
4.5% 12/1/48 (a)	200,000	206,266
4.5% 12/1/48 (a)	200,000	206,266
4.5% 12/1/48 (a)	200,000	206,266
4.5% 12/1/48 (a)	100,000	103,133

TOTAL GINNIE MAE		2,382,400

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,360,677)		10,362,339

Asset-Backed Securities - 12.5%
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (c)	$46,266	$46,253
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	147,000	146,863
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class A, 3.47% 10/15/25 (c)	94,421	94,283
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (c)	79,235	79,209
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (c)(d)(e)	111,475	110,844
Nationstar HECM Loan Trust:
Series 2018-1A Class A, 2.76% 2/25/28 (c)	71,658	71,651
Series 2018-3A Class A 3.5545% 11/25/28 (c)	184,391	184,390
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (c)(d)(e)	100,000	99,961
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (c)	89,023	88,787
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (c)	55,000	54,075
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (c)	98,340	98,226
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (c)	130,000	129,853
Verizon Owner Trust Series 2017-1A Class A, 2.06% 9/20/21 (c)	100,000	99,137
TOTAL ASSET-BACKED SECURITIES
(Cost $1,303,528)		1,303,532

Collateralized Mortgage Obligations - 4.9%
Private Sponsor - 3.8%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (c)(e)	194,411	194,012
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (c)(d)(e)	200,000	199,273

TOTAL PRIVATE SPONSOR		393,285

U.S. Government Agency - 1.1%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	115,262	114,882
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $509,783)		508,167

Commercial Mortgage Securities - 16.9%
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	200,000	199,052
Freddie Mac:
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28	300,000	299,008
Series K069 Class A2, 3.187% 9/25/27	100,000	96,859
Series K072 Class A2, 3.444% 12/25/27	250,000	246,451
Series K079 Class A2, 3.926% 6/25/28	100,000	102,042
Series K157 Class A2, 3.99% 5/25/33	40,000	41,021
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	200,000	203,096
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (c)(d)(e)	125,000	124,919
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	100,000	100,243
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	100,000	104,133
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	100,000	96,629
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	150,000	149,078
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,779,991)		1,762,531
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 2.27% (g)
(Cost $959,976)	959,722	959,914
TOTAL INVESTMENT IN SECURITIES - 142.9%
(Cost $14,913,955)		14,896,483
NET OTHER ASSETS (LIABILITIES) - (42.9)%		(4,468,574)
NET ASSETS - 100%		$10,427,909

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 12/1/48	$(50,000)	$(49,043)
4% 12/1/48	(150,000)	(150,891)
4% 12/1/48	(150,000)	(150,891)
4.5% 12/1/48	(700,000)	(719,796)
4.5% 12/1/48	(200,000)	(205,656)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,273,447)		$(1,276,277)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	March 2019	$358,359	$(1,365)	$(1,365)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	March 2019	421,969	(254)	(254)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3	March 2019	379,500	(1,978)	(1,978)
TOTAL FUTURES CONTRACTS					$(3,597)

The notional amount of futures sold as a percentage of Net Assets is 11.1%

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,836.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,779,006 or 17.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,535
Total	$17,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$10,362,339	$--	$10,362,339	$--
Asset-Backed Securities	1,303,532	--	1,303,532	--
Collateralized Mortgage Obligations	508,167	--	508,167	--
Commercial Mortgage Securities	1,762,531	--	1,762,531	--
Money Market Funds	959,914	959,914	--	--
Total Investments in Securities:	$14,896,483	$959,914	$13,936,569	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,597)	$(3,597)	$--	$--
Total Liabilities	$(3,597)	$(3,597)	$--	$--
Total Derivative Instruments:	$(3,597)	$(3,597)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,276,277)	$--	$(1,276,277)	$--
Total Other Financial Instruments:	$(1,276,277)	$--	$(1,276,277)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019